Other Comprehensive Income (Loss) - Changes in Each Component of Accumulated Other Comprehensive Income (Loss), Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 350,108	$ 330,126	$ 298,898
Net current-period other comprehensive income (loss)	(5,799)	7,745	8,326
Ending balance	355,212	350,108	330,126
Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	21,447	12,883	2,347
Other comprehensive income (loss) before reclassifications	(6,771)	8,638	10,561
Amounts reclassified from accumulated other comprehensive income (loss)	(1)	(74)	(25)
Net current-period other comprehensive income (loss)	(6,772)	8,564	10,536
Ending balance	14,675	21,447	12,883
Defined Benefit Pension Items [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(6,828)	(6,009)	(3,799)
Other comprehensive income (loss) before reclassifications	783	(1,047)	(2,333)
Amounts reclassified from accumulated other comprehensive income (loss)	190	228	123
Net current-period other comprehensive income (loss)	973	(819)	(2,210)
Ending balance	(5,855)	(6,828)	(6,009)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	14,619	6,874	(1,452)
Other comprehensive income (loss) before reclassifications	(5,988)	7,591	8,228
Amounts reclassified from accumulated other comprehensive income (loss)	189	154	98
Net current-period other comprehensive income (loss)	(5,799)	7,745	8,326
Ending balance	$ 8,820	$ 14,619	$ 6,874